Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance
Reinsurance

8. Reinsurance

The Company utilizes reinsurance in order to limit its exposure to losses and enable it to underwrite policies with sufficient limits to meet policyholder needs. The Company utilizes both excess of loss (XOL) and quota share reinsurance.

In an XOL treaty, the Company retains losses for any occurrence up to a specified amount (its “retention”) and reinsurers assume any losses above that amount. Prior to March 1, 2015, the Company had a retention of $15 million on non‑earthquake events. This was reduced to $5 million on March 1, 2015 and remained in place through December 31, 2018. The Company’s retention for earthquake events was $15 million from its inception through December 31, 2017 and was reduced to $5 million on January 1, 2018 and remained in place through December 31, 2018.

The Company maintained XOL coverage up to $825 million and $750 million for earthquake events as of December 31, 2018 and 2017, respectively, and $625 million and $550 million for non‑earthquake events as of December 31, 2018 and 2017, respectively. As of December 31, 2018, for non‑earthquake events the Company retains 54.55% of losses between $230 million and $351 million and 30% of losses between $351 million and $501 million.

In a quota share agreement, the Company transfers, or cedes, part or all of its exposure to a reinsurer who receives a portion of the associated premium in exchange. The reinsurer also must share an agreed upon portion of losses and agreed upon portion of the associated commission expense. The Company has quota share reinsurance agreements on several of its lines, the largest being its Texas Homeowners line, a component of its specialty homeowners product. In June 2018, the Company began ceding substantially all exposure relating to Texas Homeowners. Ceded written premium related to the Texas Homeowners line was $24.9 million, $2.4 million and $2.3 million for the years ended December 31, 2018, 2017 and 2016, respectively. No other quota share program accounted for more than 10% of total ceded written premium for those years.

The Company recognizes ceded unearned premiums related to quota share agreements on its consolidated balance sheet as a prepaid reinsurance premium asset. As of December 31, 2018 and 2017, prepaid reinsurance premiums totaled $18.3 million and $3.2 million, respectively. The increase in 2018 was driven primarily by the increased ceding on the Texas Homeowners line.

As part of its reinsurance program, in June 2017, the Company obtained catastrophe protection through a reinsurance agreement with Torrey Pines Re Ltd. (“TPRe”). In connection with the reinsurance agreement, TPRe issued notes to unrelated investors in an amount equal to the full $166 million of coverage provided under the reinsurance agreement covering a three year period. At the time of the agreement, the Company performed an evaluation of TPRe to determine if it meets the definition of a variable interest entity (“VIE”). The Company concluded that TPRe is a VIE but it does not have a variable interest in the entity, as the variability in results is expected to be absorbed entirely by the investors in TPRe. Accordingly, TPRe is not consolidated in the Company’s financial statements. The premium ceded to TPRe for the year ended December 31, 2018 was approximately $7.5 million.

The effect of reinsurance on premiums written and earned and on losses and LAE incurred for the years ended December 31, 2018, 2017 and 2016, is as follows:

	2018		2017		2016
	Written	Earned	Written	Earned	Written	Earned
	(in thousands)
Premiums Written and Earned:
Direct	$144,821	$129,071	$112,974	$94,799	$79,492	$66,765
Assumed	10,070	8,688	7,260	6,162	2,795	2,551
Ceded	(82,949)	(67,862)	(46,951)	(45,416)	(29,636)	(28,994)
Net	$71,942	$69,897	$73,283	$55,545	$52,651	$40,322

	2018
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$12,153	$2,113	$14,266
Assumed	46	6	52
Ceded	(6,580)	(1,464)	(8,044)
Net	$5,619	$655	$6,274

	2017
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$24,266	$6,608	$30,874
Assumed	2	—	2
Ceded	(14,651)	(4,100)	(18,751)
Net	$9,617	$2,508	$12,125

	2016
	Losses	LAE	Total
	(in thousands)
Losses and LAE Incurred:
Direct	$6,914	$2,300	$9,214
Assumed	—	3	3
Ceded	(1,388)	(537)	(1,925)
Net	$5,526	$1,766	$7,292

The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

To reduce credit exposure to reinsurance recoverable balances, the Company obtains letters of credit from certain reinsurers that are not authorized as reinsurers under U.S. state insurance regulations. In addition, under the terms of its reinsurance contracts, the Company may retain funds due from reinsurers as security for those recoverable balances. As of December 31, 2018 and 2017, the Company had retained $0.7 million and $1.5 million in funds from reinsurers. The Company is able to use the funds in the ordinary course of its business. The funds are held in cash and cash equivalents and investments with an offsetting liability on the accompanying consolidated balance sheet.

For the year ended December 31, 2018, reinsurance premiums ceded to the Company’s three largest reinsurers totaled $7.5 million, $7.2 million, and $5.2 million, representing 24.0% of the total balance. For the year ended December 31, 2017, reinsurance premiums ceded to the Company’s three largest reinsurers totaled $4.0 million, $3.4 million, and $2.4 million, representing 20.8% of the total balance. For the year ended December 31, 2016, reinsurance premiums ceded to the Company’s three largest reinsurers totaled $2.3 million, $1.8 million, and $1.7 million, representing 19.5% of the total balance.

At December 31, 2018 reinsurance recoverables on paid and unpaid losses by the Company’s three largest reinsurers were $1.8 million, $0.8 million, and $0.8 million representing 23.0% of the total balance. At December 31, 2017 reinsurance recoverable on unpaid losses by the Company’s three largest reinsurers were $1.9 million, $1.1 million, and $0.8 million representing 26.7% of the total balance. All of the Company’s reinsurers post collateral or have an A.M. best rating of A− (excellent) or better.